Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 30, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based on:(4)
Year (1)	Summary Comp Table Total for Hureau (PEO)(2) ($)	Summary Comp Table Total for Leonard (PEO)(2) ($)	Summary Comp on Table Total for Robinson (PEO)(2) ($)	Comp actually paid to Hureau (PEO)(3) ($)	Comp actually paid to Leonard (PEO)(3) ($)	Comp actually paid to Robinson (PEO)(3) ($)	Average Summary Comp Table Total for Non-PEO Named Executive Officers(2) ($)	Average Comp Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Share-holder Return ($)	S&P Industrials Index Total Return(5) ($)	Net Income ($)	Pre-tax Income(6) ($)

2025	4,526,676	5,456,560	N/A	3,835,653	2,318,008	N/A	1,492,934	1,368,561	124.88	189.72	103,801,149	139,512,353
2024	N/A	4,170,316	N/A	N/A	3,360,060	N/A	1,168,209	1,032,158	151.71	176.44	115,930,307	149,627,962
2023	N/A	4,789,390	N/A	N/A	6,002,308	N/A	1,497,898	1,838,765	170.62	150.20	136,160,827	175,119,847
2022	N/A	3,131,548	N/A	N/A	3,047,616	N/A	1,083,409	1,106,669	114.36	127.15	101,928,308	134,309,914
2021	N/A	2,816,259	3,577,356	N/A	2,588,461	2,113,987	966,572	981,069	118.24	134.52	80,244,876	109,497,732

Company Selected Measure Name			pre-tax income
Named Executive Officers, Footnote	The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:
–2025: Robert P. Hureau served as the PEO from September 2, 2025 through December 31, 2025 and Jeffery A. Leonard served as the PEO prior to Mr. Hureau’s September 2, 2025 appointment. The Company's other NEOs for 2025 were: Agnieszka K. Kamps, Edward T. Rizzuti; Richard H. Raborn; and Kevin J. Thomas.
–2024: Jeffery A. Leonard served as the PEO for the entirety of 2024. The Company's other NEOs for 2024 were: Agnieszka K. Kamps, Richard J. Wehrle; Edward T. Rizzuti; Richard H. Raborn; and Kevin J. Thomas.
–2022 and 2023: Jeffery A. Leonard served as the PEO for the entirety of 2022 and 2023. The Company's other NEOs for 2022 and 2023 were: Richard J. Wehrle; Edward T. Rizzuti; Richard H. Raborn; and Michael A. Haberman.
–2021: Jeffery A. Leonard served as the PEO from May 31, 2021 through December 31, 2021 and Ronald A. Robinson served as the PEO prior to Mr. Leonard’s May 31, 2021 appointment. The Company’s other NEOs for 2021 were: Richard J. Wehrle; Edward T. Rizzuti; Dan E. Malone; Richard H. Raborn; and Michael A. Haberman.
2.Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Hureau, Leonard and Robinson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than the individual serving as PEO for all or a portion of such years.
			.
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Hureau, Leonard and Robinson and for the average of the other NEOs is set forth following the footnotes to this table.
a.Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
b.Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
c.Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
d.Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
e.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
f.Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
g.Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
h.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
i.Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
j.Represents cash dividends paid on stock awards during the applicable year that are not otherwise reflected as compensation for the applicable year.
k.See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 1,492,934	$ 1,168,209	$ 1,497,898	$ 1,083,409	$ 966,572
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,368,561	1,032,158	1,838,765	1,106,669	981,069
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Hureau, Leonard and Robinson and for the average of the other NEOs is set forth following the footnotes to this table.
a.Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
b.Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
c.Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
d.Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
e.Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
f.Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
g.Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
h.Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
i.Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
j.Represents cash dividends paid on stock awards during the applicable year that are not otherwise reflected as compensation for the applicable year.
k.See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Cumulative Total Stockholder Return
			Our PEO's and other NEOs' compensation actually paid is not tied directly to the Company's total stockholder return ("TSR"), but it is expected that stockholder returns will generally correlate with the growth and profitability metrics that have been selected for the incentive program applicable to our NEOs and will impact the value of the equity awards granted to our NEOs. As calculated in accordance with the SEC disclosure rules, the compensation actually paid to our PEO was $2,588,461 for 2021. The compensation actually paid to Mr. Hureau, our PEO 1 for 2025, as calculated in accordance with the SEC disclosure rules, was $3,835,653, an approximately 48% increase over 2021. While the compensation actually paid to Mr. Leonard, our PEO 2 for 2025, as calculated in accordance with the SEC disclosure rules, was $2,318,008, an approximately 10% decrease from 2021. As noted above, Mr. Hureau assumed the role of our PEO on September 2, 2025, succeeding Mr. Leonard who had been our PEO since May 31, 2021. The average compensation actually paid for our other NEOs for 2021, as calculated in accordance with the SEC disclosure rules, was $981,069 and increased approximately 39% to $1,368,561 for 2025. The Company’s five-year cumulative TSR, including reinvestment of dividends, measured assuming a $100 investment in the Company’s stock as of December 31, 2020, increased by approximately 25% to $124.88 as of December 31, 2025. The compensation actually paid to our PEO 1 over the 2021-2025 period thus increased at a higher percentage than the Company's five-year cumulative TSR did over the 2021-2025 period. The compensation actually paid to our PEO 2 over the 2021-2025 period decreased while the Company's five-year cumulative TSR increased over the 2021-2025 period. The compensation actually paid to our other NEOs over the 2021-2025 period increased at a higher percentage than the Company's five-year cumulative TSR did over the 2021-2025 period.
Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Net Income and Pre-Tax Income
While pre-tax income is a significant component of our compensation program through its use in the EIP, our pre-tax income and, similarly, net income performance has less of an impact on our compensation actually paid due to the lower weighting of EIP in our overall compensation program as compared to equity awards. Accordingly, while our pre-tax income and net income increased by approximately 27% and 29%, respectively, from 2021 to 2025, our PEO compensation actually paid increased approximately 48% for our PEO 1 and decreased approximately 10% for our PEO 2, and the average compensation actually paid for the other NEOs increased by approximately 39% over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to the PEO and Average Other NEOs and the Company's Net Income and Pre-Tax Income
While pre-tax income is a significant component of our compensation program through its use in the EIP, our pre-tax income and, similarly, net income performance has less of an impact on our compensation actually paid due to the lower weighting of EIP in our overall compensation program as compared to equity awards. Accordingly, while our pre-tax income and net income increased by approximately 27% and 29%, respectively, from 2021 to 2025, our PEO compensation actually paid increased approximately 48% for our PEO 1 and decreased approximately 10% for our PEO 2, and the average compensation actually paid for the other NEOs increased by approximately 39% over the same time period.

Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of financial performance measures which in the Company's assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025:(1)
■Pre-tax income
■Operating income growth
■Return on invested capital
■Company cash conversion rate
■Division revenue growth
1.Pre-tax income and Company cash conversion rate are components of all of our NEOs' executive incentive plans. Operating income growth and return on invested capital are PSU metrics for all of our NEOs' long-term equity incentive compensation. Division revenue growth is a component of Division leaders Messrs. Raborn's and Thomas's executive incentive plans.

Total Shareholder Return Amount			$ 124.88	151.71	170.62	114.36	118.24
Peer Group Total Shareholder Return Amount			189.72	176.44	150.20	127.15	134.52
Net Income (Loss)			$ 103,801,149	$ 115,930,307	$ 136,160,827	$ 101,928,308	$ 80,244,876
Company Selected Measure Amount			139,512,353	149,627,962	175,119,847	134,309,914	109,497,732
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
5.Copyright© 2025 Standard & Poor's, a division of S&P Global. All rights reserved.
			As noted in the CD&A, for 2025, pre-tax income continues to be viewed as a core driver of the Company’s performance and compensation actually paid to the Company's NEOs, accordingly, pre-tax income is calculated as follows: Income earned before income taxes.
Measure:: 1
Pay vs Performance Disclosure
Name			Pre-tax income
Measure:: 2
Pay vs Performance Disclosure
Name			Operating income growth
Measure:: 3
Pay vs Performance Disclosure
Name			Return on invested capital
Measure:: 4
Pay vs Performance Disclosure
Name			Company cash conversion rate
Measure:: 5
Pay vs Performance Disclosure
Name			Division revenue growth
Robert P. Hureau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,526,676
PEO Actually Paid Compensation Amount			$ 3,835,653
PEO Name			Robert P. Hureau
Jeffery A. Leonard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,456,560	$ 4,170,316	$ 4,789,390	$ 3,131,548	$ 2,816,259
PEO Actually Paid Compensation Amount			2,318,008	$ 3,360,060	$ 6,002,308	$ 3,047,616	2,588,461
PEO Name		Jeffery A. Leonard		Jeffery A. Leonard	Jeffery A. Leonard	Jeffery A. Leonard
Ronald A. Robinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							3,577,356
PEO Actually Paid Compensation Amount							2,113,987
PEO Name	Ronald A. Robinson
PEO | Robert P. Hureau [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert P. Hureau [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert P. Hureau [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,544,080)
PEO | Robert P. Hureau [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,849,761
PEO | Robert P. Hureau [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert P. Hureau [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert P. Hureau [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert P. Hureau [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Robert P. Hureau [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,296
PEO | Jeffery A. Leonard [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ (114,633)	$ (346,949)	$ (21,240)	(342,199)
PEO | Jeffery A. Leonard [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	85,770
PEO | Jeffery A. Leonard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,956,860)	(2,600,148)	(2,180,710)	(1,500,402)	(1,081,830)
PEO | Jeffery A. Leonard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,374,814	2,571,464	1,540,325	1,019,074
PEO | Jeffery A. Leonard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,414)	(291,554)	700,921	(46,961)	39,412
PEO | Jeffery A. Leonard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,587,853	0	0	0	0
PEO | Jeffery A. Leonard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			46,963	(191,323)	458,788	(61,847)	48,776
PEO | Jeffery A. Leonard [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(767,808)	0	0	0	0
PEO | Jeffery A. Leonard [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,714	12,588	9,404	6,193	3,199
PEO | Ronald A. Robinson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ronald A. Robinson [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ronald A. Robinson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,351,754)
PEO | Ronald A. Robinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							470,682
PEO | Ronald A. Robinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							60,447
PEO | Ronald A. Robinson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ronald A. Robinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							348,740
PEO | Ronald A. Robinson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Ronald A. Robinson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							8,516
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(93,510)	(63,184)	(118,554)	0	(70,672)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,634	43,060	38,569	55,930	39,141
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(605,367)	(526,178)	(516,836)	(415,652)	(282,985)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			581,334	418,892	609,446	426,712	266,337
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(45,596)	(36,634)	194,487	(17,124)	26,204
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,430)	26,035	131,196	(28,828)	34,615
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,562	$ 1,958	$ 2,559	$ 2,222	$ 1,857